UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-21676

Investment Company Act File Number

Eaton Vance Tax-Managed Buy-Write Income Fund

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

December 31

Date of Fiscal Year End

September 30, 2016

Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance

Tax-Managed Buy-Write Income Fund

September 30, 2016

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 100.3%

Security	Shares	Value
Aerospace & Defense — 2.5%
Boeing Co. (The)	17,785	$2,342,996
Northrop Grumman Corp.	16,060	3,436,037
Textron, Inc.	11,648	463,008
United Technologies Corp.	33,319	3,385,210

		$9,627,251

Air Freight & Logistics — 0.4%
C.H. Robinson Worldwide, Inc.	5,324	$375,129
United Parcel Service, Inc., Class B	9,705	1,061,339

		$1,436,468

Airlines — 0.4%
Southwest Airlines Co.	36,616	$1,423,996

		$1,423,996

Auto Components — 0.8%
Dana, Inc.	27,328	$426,044
Goodyear Tire & Rubber Co. (The)	3,713	119,930
Johnson Controls International PLC	30,391	1,414,093
Lear Corp.	7,250	878,845

		$2,838,912

Banks — 6.1%
Bank of America Corp.	96,896	$1,516,422
BankUnited, Inc.	10,483	316,587
Citigroup, Inc.	95,907	4,529,688
Fifth Third Bancorp	57,446	1,175,345
JPMorgan Chase & Co.	85,013	5,661,016
KeyCorp	85,122	1,035,935
M&T Bank Corp.	5,096	591,645
PNC Financial Services Group, Inc. (The)	18,419	1,659,368
SunTrust Banks, Inc.	5,538	242,564
Wells Fargo & Co.	146,381	6,481,751

		$23,210,321

Beverages — 2.7%
Coca-Cola Co. (The)	136,579	$5,780,023
PepsiCo, Inc.	40,547	4,410,297

		$10,190,320

Biotechnology — 3.3%
AbbVie, Inc.	21,079	$1,329,453
Amgen, Inc.	18,988	3,167,388
Celgene Corp.(1)	38,661	4,041,234
Gilead Sciences, Inc.	38,604	3,054,348
Vertex Pharmaceuticals, Inc.(1)	10,893	949,979

		$12,542,402

Capital Markets — 2.0%
Invesco, Ltd.	38,480	$1,203,269
Lazard, Ltd., Class A	21,525	782,649
Legg Mason, Inc.	3,441	115,205
S&P Global, Inc.	29,066	3,678,593
State Street Corp.	27,413	1,908,767

		$7,688,483

Security	Shares	Value
Chemicals — 2.2%
Dow Chemical Co. (The)	45,132	$2,339,191
E.I. du Pont de Nemours & Co.	45,079	3,018,941
Eastman Chemical Co.	3,608	244,189
Ingevity Corp.(1)	2,787	128,481
Sherwin-Williams Co. (The)	9,183	2,540,569

		$8,271,371

Commercial Services & Supplies — 0.1%
Waste Management, Inc.	4,649	$296,420

		$296,420

Communications Equipment — 1.0%
Brocade Communications Systems, Inc.	42,403	$391,379
Cisco Systems, Inc.	101,490	3,219,263

		$3,610,642

Consumer Finance — 1.0%
American Express Co.	23,394	$1,498,152
Discover Financial Services	40,754	2,304,638

		$3,802,790

Containers & Packaging — 0.5%
Avery Dennison Corp.	15,307	$1,190,731
WestRock Co.	16,727	810,925

		$2,001,656

Distributors — 0.7%
Genuine Parts Co.	27,494	$2,761,772

		$2,761,772

Diversified Financial Services — 1.1%
Berkshire Hathaway, Inc., Class B(1)	28,638	$4,137,332

		$4,137,332

Diversified Telecommunication Services — 2.2%
AT&T, Inc.	132,177	$5,367,708
CenturyLink, Inc.	12,000	329,160
Level 3 Communications, Inc.(1)	6,823	316,450
Verizon Communications, Inc.	48,262	2,508,659

		$8,521,977

Electric Utilities — 1.3%
Duke Energy Corp.	23,843	$1,908,394
Edison International	20,090	1,451,502
NextEra Energy, Inc.	3,658	447,447
PG&E Corp.	3,005	183,816
Pinnacle West Capital Corp.	7,168	544,696
Xcel Energy, Inc.	12,009	494,050

		$5,029,905

Electrical Equipment — 0.5%
Emerson Electric Co.	34,517	$1,881,522

		$1,881,522

Energy Equipment & Services — 1.2%
Halliburton Co.	30,502	$1,368,930
Schlumberger, Ltd.	39,317	3,091,889

		$4,460,819

Equity Real Estate Investment Trusts (REITs) — 2.5%
Apartment Investment & Management Co., Class A	12,428	$570,569
AvalonBay Communities, Inc.	11,002	1,956,596
Crown Castle International Corp.	14,227	1,340,326
Equity Residential	14,774	950,411
Host Hotels & Resorts, Inc.	58,590	912,246

Security	Shares	Value
Kimco Realty Corp.	78,276	$2,266,090
ProLogis, Inc.	22,296	1,193,728
Realty Income Corp.	4,920	329,296

		$9,519,262

Food & Staples Retailing — 1.7%
Costco Wholesale Corp.	5,230	$797,627
CVS Health Corp.	47,515	4,228,360
Wal-Mart Stores, Inc.	19,112	1,378,358

		$6,404,345

Food Products — 1.6%
Kellogg Co.	14,423	$1,117,350
Kraft Heinz Co. (The)	8,326	745,260
Mondelez International, Inc., Class A	46,954	2,061,281
Tyson Foods, Inc., Class A	28,696	2,142,730

		$6,066,621

Health Care Equipment & Supplies — 2.4%
Abbott Laboratories	73,588	$3,112,037
Baxter International, Inc.	37,878	1,802,993
Medtronic PLC	5,532	477,965
Stryker Corp.	26,801	3,119,904
Zimmer Biomet Holdings, Inc.	3,848	500,317

		$9,013,216

Health Care Providers & Services — 1.8%
AmerisourceBergen Corp.	2,394	$193,387
Henry Schein, Inc.(1)	2,677	436,298
UnitedHealth Group, Inc.	38,873	5,442,220
VCA, Inc.(1)	11,050	773,279

		$6,845,184

Hotels, Restaurants & Leisure — 1.3%
Marriott International, Inc., Class A	12,488	$840,817
Marriott Vacations Worldwide Corp.	2,064	151,332
McDonald’s Corp.	26,987	3,113,220
Wyndham Worldwide Corp.	11,235	756,453

		$4,861,822

Household Durables — 1.2%
Leggett & Platt, Inc.	11,383	$518,837
Lennar Corp., Class A	18,642	789,303
Newell Brands, Inc.	61,788	3,253,756

		$4,561,896

Household Products — 1.6%
Clorox Co. (The)	6,843	$856,607
Kimberly-Clark Corp.	19,850	2,503,879
Procter & Gamble Co. (The)	31,643	2,839,959

		$6,200,445

Industrial Conglomerates — 3.2%
3M Co.	21,663	$3,817,670
General Electric Co.	130,427	3,863,248
Honeywell International, Inc.	38,263	4,461,083

		$12,142,001

Insurance — 4.4%
Allstate Corp. (The)	43,174	$2,986,777
AmTrust Financial Services, Inc.	6,090	163,395
Chubb, Ltd.	12,980	1,630,937
Cincinnati Financial Corp.	18,908	1,426,041
Lincoln National Corp.	47,210	2,217,926
Marsh & McLennan Cos., Inc.	50,188	3,375,143
MetLife, Inc.	6,849	304,301

Security	Shares	Value
Principal Financial Group, Inc.	29,001	$1,493,842
Prudential Financial, Inc.	17,013	1,389,111
Travelers Cos., Inc. (The)	13,485	1,544,707

		$16,532,180

Internet & Direct Marketing Retail — 2.1%
Amazon.com, Inc.(1)	5,031	$4,212,507
Netflix, Inc.(1)	4,333	427,017
Priceline Group, Inc. (The)(1)	1,797	2,644,267
Shutterfly, Inc.(1)	19,125	853,740

		$8,137,531

Internet Software & Services — 5.0%
Alphabet, Inc., Class A(1)	7,805	$6,275,688
Alphabet, Inc., Class C(1)	7,534	5,856,103
Facebook, Inc., Class A(1)	36,074	4,627,212
VeriSign, Inc.(1)	29,713	2,324,745

		$19,083,748

IT Services — 3.2%
Fidelity National Information Services, Inc.	26,132	$2,012,948
International Business Machines Corp.	26,401	4,193,799
MasterCard, Inc., Class A	47,447	4,828,681
Visa, Inc., Class A	15,270	1,262,829

		$12,298,257

Leisure Products — 0.0%(2)
Mattel, Inc.	5,179	$156,820

		$156,820

Life Sciences Tools & Services — 1.1%
Thermo Fisher Scientific, Inc.	25,979	$4,132,220

		$4,132,220

Machinery — 0.6%
Caterpillar, Inc.	2,706	$240,212
Snap-on, Inc.	6,380	969,505
Stanley Black & Decker, Inc.	8,690	1,068,696

		$2,278,413

Media — 4.2%
CBS Corp., Class B	2,448	$134,004
Comcast Corp., Class A	83,135	5,515,176
Omnicom Group, Inc.	35,123	2,985,455
Time Warner, Inc.	25,984	2,068,586
Walt Disney Co. (The)	55,841	5,185,395

		$15,888,616

Metals & Mining — 0.4%
Nucor Corp.	26,875	$1,328,969

		$1,328,969

Multi-Utilities — 1.8%
Centerpoint Energy, Inc.	14,223	$330,400
CMS Energy Corp.	65,445	2,749,345
Dominion Resources, Inc.	1,997	148,317
DTE Energy Co.	10,342	968,735
NiSource, Inc.	49,999	1,205,476
Public Service Enterprise Group, Inc.	36,355	1,522,184

		$6,924,457

Multiline Retail — 0.9%
Kohl’s Corp.	31,000	$1,356,250
Macy’s, Inc.	48,228	1,786,847
Nordstrom, Inc.	8,194	425,105

		$3,568,202

Security	Shares	Value
Oil, Gas & Consumable Fuels — 6.2%
Chevron Corp.	61,930	$6,373,836
EOG Resources, Inc.	25,247	2,441,638
Exxon Mobil Corp.	64,412	5,621,879
Kinder Morgan, Inc.	12,007	277,722
Newfield Exploration Co.(1)	74,168	3,223,341
Phillips 66	24,334	1,960,104
Tesoro Corp.	19,643	1,562,797
Williams Cos., Inc. (The)	68,677	2,110,444

		$23,571,761

Personal Products — 0.1%
Estee Lauder Cos., Inc. (The), Class A	3,326	$294,551

		$294,551

Pharmaceuticals — 5.4%
Allergan PLC(1)	4,445	$1,023,728
Bristol-Myers Squibb Co.	70,886	3,822,173
Johnson & Johnson	51,433	6,075,780
Mallinckrodt PLC(1)	3,061	213,597
Merck & Co., Inc.	86,490	5,397,841
Pfizer, Inc.	119,192	4,037,033

		$20,570,152

Professional Services — 0.2%
ManpowerGroup, Inc.	1,193	$86,206
Robert Half International, Inc.	13,943	527,882

		$614,088

Real Estate Management & Development — 0.1%
CBRE Group, Inc., Class A(1)	8,158	$228,261

		$228,261

Road & Rail — 1.1%
J.B. Hunt Transport Services, Inc.	3,521	$285,694
Kansas City Southern	11,539	1,076,820
Norfolk Southern Corp.	27,357	2,655,270

		$4,017,784

Semiconductors & Semiconductor Equipment — 3.3%
Analog Devices, Inc.	16,160	$1,041,512
Applied Materials, Inc.	15,313	461,687
Broadcom, Ltd.	10,319	1,780,234
Intel Corp.	49,395	1,864,661
KLA-Tencor Corp.	3,859	269,011
NVIDIA Corp.	24,772	1,697,377
QUALCOMM, Inc.	67,609	4,631,217
Teradyne, Inc.	32,470	700,703

		$12,446,402

Software — 4.3%
Electronic Arts, Inc.(1)	5,791	$494,551
Microsoft Corp.	193,041	11,119,162
Oracle Corp.	103,117	4,050,436
salesforce.com, inc.(1)	7,967	568,286

		$16,232,435

Specialty Retail — 2.1%
Advance Auto Parts, Inc.	3,365	$501,788
Home Depot, Inc. (The)	45,616	5,869,867
Lowe’s Cos., Inc.	9,090	656,389
Tiffany & Co.	14,641	1,063,376

		$8,091,420

Security	Shares	Value
Technology Hardware, Storage & Peripherals — 4.0%
Apple, Inc.	134,623	$15,219,130

		$15,219,130

Textiles, Apparel & Luxury Goods — 0.7%
Coach, Inc.	26,269	$960,395
Michael Kors Holdings, Ltd.(1)	4,705	220,147
NIKE, Inc., Class B	30,243	1,592,294

		$2,772,836

Tobacco — 1.7%
Altria Group, Inc.	10,537	$666,255
Philip Morris International, Inc.	56,606	5,503,235
Reynolds American, Inc.	3,120	147,108

		$6,316,598

Trading Companies & Distributors — 0.1%
Fastenal Co.	10,080	$421,142

		$421,142

Total Common Stocks — 100.3% (identified cost $159,349,861)		$380,475,124

Call Options Written — (0.7)%

Description	Number of Contracts	Strike Price	Expiration Date	Value
S&P 500 Index	205	$2,190	10/5/16	$(24,087)
S&P 500 Index	205	2,180	10/7/16	(129,150)
S&P 500 Index	205	2,160	10/12/16	(436,650)
S&P 500 Index	205	2,160	10/14/16	(475,600)
S&P 500 Index	205	2,170	10/19/16	(395,650)
S&P 500 Index	205	2,180	10/21/16	(306,475)
S&P 500 Index	205	2,175	10/26/16	(411,025)
S&P 500 Index	205	2,175	10/28/16	(450,746)

Total Call Options Written (premiums received $2,975,823)				$(2,629,383)

Other Assets, Less Liabilities — 0.4%				$1,604,939

Net Assets — 100.0%				$379,450,680

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

(2)	Amount is less than 0.05%.

Written options activity for the fiscal year to date ended September 30, 2016 was as follows:

	Number of Contracts	Premiums Received
Outstanding, beginning of period	1,780	$3,500,938
Options written	16,630	34,063,177
Options terminated in closing purchase transactions	(8,200)	(18,774,399)
Options exercised	(1,470)	(2,378,842)
Options expired	(7,100)	(13,435,051)

Outstanding, end of period	1,640	$2,975,823

All of the assets of the Fund are subject to segregation to satisfy the requirements of the escrow agent. At September 30, 2016, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.

The Fund is subject to equity price risk in the normal course of pursuing its investment objectives. The Fund writes index call options above the current value of the index to generate premium income. In writing index call options, the Fund in effect, sells potential appreciation in the value of the applicable index above the exercise price in exchange for the option premium received. The Fund retains the risk of loss, minus the premium received, should the price of the underlying index decline.

At September 30, 2016, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in a liability position and whose primary underlying risk exposure is equity price risk was $2,629,383.

The cost and unrealized appreciation (depreciation) of investments of the Fund at September 30, 2016, as determined on a federal income tax basis, were as follows:

Aggregate cost	$159,162,751

Gross unrealized appreciation	$221,389,995
Gross unrealized depreciation	(77,622)

Net unrealized appreciation	$221,312,373

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At September 30, 2016, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks	$380,475,124 *	$—	$—	$380,475,124
Total Investments	$380,475,124	$—	$—	$380,475,124

Liability Description
Call Options Written	$(2,629,383)	$—	$—	$(2,629,383)
Total	$(2,629,383)	$—	$—	$(2,629,383)

*	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

The Fund held no investments or other financial instruments as of December 31, 2015 whose fair value was determined using Level 3 inputs. At September 30, 2016, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Tax-Managed Buy-Write Income Fund

By:	/s/ Michael A. Allison
Michael A. Allison
President

Date:	November 21, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Michael A. Allison
Michael A. Allison
President

Date:	November 21, 2016

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	November 21, 2016